UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



         Report for the Calendar Year or Quarter Ended December 31, 2003

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Harbert Convertible Arbitrage Master Fund, Ltd.

Address:  c/o International Fund Services (Ireland) Limited
          Third Floor, Bishop's Square
          Redmond's Hill
          Dublin 2, Ireland 555 Madison Avenue


13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

HMC Convertible Arbitrage Offshore Manager, L.L.C.

By:       HMC Investors, L.L.C., Managing Member
By:       Joel Piassick
Title:    Vice-President
Phone:    (205) 987-5596


Signature, Place and Date of Signing:

/s/ Joel Piassick                 Birmingham, AL                 2/17/04
-----------------------     --------------------------    ---------------------
     [Signature]                   [City, State]                 [Date]

Report Type:  (Check only one):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

Form 13F File Number            Name

                                HMC Investors, L.L.C.
         ---------------------  --------------------------


03773.0001 #461972